SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Lease receivable		$ 6,095,050	$ 4,700,923
Sponsorship network			116,828
Restricted Cash	$ 0	97,600
Other		404,382	337,930
Total other assets	$ 5,833,516	$ 6,597,032	$ 5,155,681